SCHEDULE OF RELATED PARTIES (Details) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Notes obtained from related parties		$ 1,000,000	$ 5,895,937
Energy Transition Investors LLC [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]	750,000
Vikasa Clean Energy I LLP [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]	160,000
Roshan Pujari [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties		90,000
DRE Chicago LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			1,979
DRE Chicago LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[2]		625,000
Endurance Antarctica Partners II LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			18,958
Endurance Antarctica Partners II LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[2]		$ 5,250,000

[1]	VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties.
[2]	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.